Revenue (Tables)	6 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule Of Revenue

The Company had no revenue for the six months ended December 31, 2020. Revenue consists of the following for the six months ended December 31, 2021:

December 31,
2021

Dashboards	$41,106
IT Managed Services	51,480
Software and Interfaces	49,959
Support and Maintenance	48,959
vCIO Services	20,313
Software Licenses Fees	31,494
Other	2,680
Total Revenue	$245,991